Expenses by Nature	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Expenses by Nature
31.	EXPENSES BY NATURE

			12.31.2024	12.31.2023	12.31.2022
Cost of sales and services			(5,241.6)	(4,358.9)	(3,628.2)
Administrative			(198.9)	(204.9)	(184.9)
Selling			(309.7)	(314.7)	(274.4)

			(5,750.2)	(4,878.5)	(4,087.5)

Expenses by nature:
General manufacturing costs	(i	)	(4,463.6)	(3,632.1)	(2,997.2)
Depreciation			(115.5)	(109.8)	(106.6)
Amortization			(128.1)	(131.9)	(103.7)
Personnel expenses			(814.4)	(774.5)	(669.3)
Marketing and sales expenses			(70.9)	(81.0)	(64.1)
Services rendered by third parties			(83.7)	(79.8)	(74.5)
Miscellaneous	(ii	)	(74.0)	(69.4)	(72.1)

			(5,750.2)	(4,878.5)	(4,087.5)

(i)	Refers to costs of materials and general manufacturing expenses and provision service.
(ii)	Refers mainly to expenses with insurance, taxes and fees.